Segment and Geographical Data (Schedule of Net Sales and Long-Lived Assets by Geographic Area) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended									12 Months Ended																		12 Months Ended
	Sep. 27, 2013	Jun. 28, 2013		Mar. 29, 2013	Dec. 28, 2012	Sep. 28, 2012	Jun. 29, 2012	Mar. 30, 2012	Dec. 30, 2011	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011	Sep. 27, 2013 United States		Sep. 28, 2012 United States		Sep. 30, 2011 United States		Sep. 27, 2013 EMEA [Member]		Sep. 28, 2012 EMEA [Member]		Sep. 30, 2011 EMEA [Member]		Sep. 27, 2013 EMEA [Member] Ireland	Sep. 28, 2012 EMEA [Member] Ireland	Sep. 28, 2011 EMEA [Member] Ireland	Sep. 27, 2013 Other Countries		Sep. 28, 2012 Other Countries		Sep. 30, 2011 Other Countries
Schedule of Net Sales and Long-Lived Assets by Geographic Area [Line Items]
Net sales	$ 545.2	$ 570.0	[1]	$ 585.3	$ 504.0	$ 513.1	$ 516.3	$ 523.1	$ 503.7	$ 2,204.5	$ 2,056.2	$ 2,021.8	$ 1,518.7	[2]	$ 1,350.2	[2]	$ 1,293.8	[2]	$ 404.3	[2]	$ 411.0	[2]	$ 419.7	[2]				$ 281.5	[2]	$ 295.0	[2]	$ 308.3	[2]
Long-lived assets	$ 1,026.1					$ 972.0				$ 1,026.1	$ 972.0	$ 931.4	$ 893.3	[3]	$ 847.7	[3]	$ 802.0	[3]	$ 81.0	[3],[4]	$ 72.2	[3],[4]	$ 81.3	[3],[4]	$ 48.7	$ 45.5	$ 48.9	$ 51.8	[3]	$ 52.1	[3]	$ 48.1	[3]

[1]	Operations in the third quarter of fiscal 2013 were impacted by the Separation.
[2]	Net sales are attributed to regions based on the location of the entity that records the transaction, none of which relate to the country of Ireland.
[3]	Long-lived assets are primarily composed of property, plant and equipment.
[4]	Includes long-lived assets located in Ireland of $48.7 million, $45.5 million and $48.9 million at the end of fiscal 2013, 2012 and 2011, respectively.